Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	47	56	39
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 2,824	$ 2,700	$ 3,159
Income (loss) from discontinued operations, net of tax	(37)	4	9
Net income attributable to ABB	2,787	2,704	3,168
Weighted-average number of shares outstanding (in shares)	2,297	2,293	2,288
Income from continuing operations (in dollars per share)	$ 1.23	$ 1.18	$ 1.38
Income (loss) from discontinued operations, net of tax (in dollars per share)	$ (0.02)
Net income (in dollars per share)	$ 1.21	$ 1.18	$ 1.38
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,824	2,700	3,159
Income from discontinued operations, net of tax	(37)	4	9
Net income attributable to ABB	$ 2,787	$ 2,704	$ 3,168
Weighted-average number of shares outstanding (in shares)	2,297	2,293	2,288
Effect of dilutive securities:
Call options and shares	8	2	3
Diluted weighted-average number of shares outstanding (in shares)	2,305	2,295	2,291
Income from continuing operations (in dollars per share)	$ 1.23	$ 1.18	$ 1.38
Income (loss) from discontinued operations, net of tax (in dollars per share)	$ (0.02)
Net income (in dollars per share)	$ 1.21	$ 1.18	$ 1.38